S000006325 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	25.02%	14.53%	13.10%
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	33.36%	18.96%	16.78%
I Class
Prospectus [Line Items]
Average Annual Return, Percent		30.92%	16.08%	14.91%
I Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		26.75%	12.80%	11.73%
I Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		21.38%	12.35%	11.42%
N Class
Prospectus [Line Items]
Average Annual Return, Percent		30.80%	15.90%	14.68%

[1]	The Fund has adopted this broad-based index as its primary benchmark index in response to new regulatory requirements.
[2]
The Russell 1000® Growth Index, the Fund’s secondary benchmark index, measures the performance of those companies in the Russell 1000® Index with higher price‑to‑book ratios and higher forecasted growth values.